LAURENE E. MACELWEE

Vice President & Assistant Secretary

Office: (949) 219-3233

Fax: (949) 719-0804

E-mail: Laurene.MacElwee@PacificLife.com

October 1, 2014

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Life Funds
(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

On behalf of Pacific Life Funds (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 106 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”). This PEA is filed primarily for the purposes of adding the PF International Small-Cap Fund and adding a new share class, Class P, to Pacific FundsSM High Income (formerly known as PL High Income Fund).

Information that was not available or final at the time of the filing (e.g, other accounts managed, beneficial interest of Trustees and portfolio managers, if any, Trustee Compensation, advisory fees paid) as well as agreements to be filed pursuant to Item 28 of Form N-1A together with the financial information (if any) will be filed with a 485(b) post effective amendment prior to the effective date of this PEA.

As the facing sheet indicates, PEA No. 106 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/  Laurene E. MacElwee

Laurene E. MacElwee

cc:	Mark Karpe, Pacific Life Insurance Company
Robin Yonis, Esq., Pacific Life Fund Advisors LLC
Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)